CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 033-45961; 1940 Act File No. 811-06569) (“Registrant”) hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to the Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 163 (“Amendment No. 163”) to its Registration Statement on Form N-1A, and (b) the text of Amendment No. 163 was filed electronically.

IVY FUNDS

Dated: February 1, 2019	By:	/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary